Income Tax Expense - Reconciliation of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable income tax rate	15.00%	15.00%	15.00%